Note 2 - Basis of Presentation	12 Months Ended
Nov. 30, 2016
Disclosure Text Block [Abstract]
Basis of Presentation

(a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned operating subsidiaries, IPC Ltd., Intellipharmaceutics Corp. (“IPC Corp”), and Vasogen Corp.

All inter-company accounts and transactions have been eliminated on consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates.

Areas where significant judgment is involved in making estimates are: the determination of the functional currency; the fair values of financial assets and liabilities; the determination of units of accounting for revenue recognition; the accrual of licensing and milestone revenue; and forecasting future cash flows for assessing the going concern assumption.